Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,909,690.00
Total Fee Amount	401.83
Total Offset Amount	0.00
Net Fee	$ 401.83
Offering Table N/A
Offset Table N/A	N/A